Auditor's remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration
Statutory auditor's fees	€ 1,127,100	€ 860,300
audit related fees	26,900	101,100
Other fees related to non-audit services executed by persons related to the statutory auditor		€ 587,700
Other fees related to IT services	€ 429,500